SUPPLEMENT DATED NOVEMBER 6, 2006
                              TO THE PROSPECTUS OF
                   ALLIANZ CUSTOM INCOME(TM) VARIABLE ANNUITY
             DATED MAY 1, 2006, AS SUPPLEMENTED ON JULY 7, 2006 AND
                                 AUGUST 25, 2006
                                    ISSUED BY
              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B

   THIS SUPPLEMENT UPDATES CERTAIN INFORMATION REGARDING THE WITHDRAWALS PLUS BENEFIT (WPB) AND THE LIFETIME INCOME BENEFIT (LIB) UNDER THE TOTAL INCOME
          PACKAGE (TIP) IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

THE FOLLOWING CHANGES TO THE WPB AND LIB WILL APPLY TO YOUR CONTRACT RETROACTIVE
         TO YOUR ISSUE DATE IF THESE CHANGES ARE APPROVED IN YOUR STATE.

AUTOMATIC STEP UPS UNDER THE WPB AND LIB

Automatic step ups under the WPB and LIB will occur every year instead of every five years. All references to WPB step ups occurring on each fifth WPB Anniversary are changed to every WPB Anniversary. All references to LIB step ups occurring on each fifth LIB Anniversary are changed to every LIB Anniversary.

There are no changes to step ups under the Increasing Withdrawals Benefit (IWB).

WPB PAYMENTS

Previously, WPB Payments were available only as a single life payment and jointly owned Contracts required WPB Payments to be single life payments based on the age of the older Owner. Now, we will make WPB Payments either as joint life payments for the lifetimes of both Covered Persons, or as single life payments for the lifetime of one Covered Person. For joint life WPB Payments, the Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you exercise the WPB. On the WPB Date, all Covered Persons must be at least age 60 and no Covered Person can be over age 80. THIS MEANS THAT JOINT LIFE WPB PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 20-YEAR AGE DIFFERENCE BETWEEN SPOUSES.

If you exercise the WPB, we will make WPB Payments based on the WPB value and age of the Covered Person(s). The following table replaces the table that appears on the top of page 33 in the prospectus:

   AGE OF THE COVERED PERSON (OR YOUNGER    INITIAL ANNUAL WPB PAYMENT AS A
   OF THE COVERED PERSONS FOR JOINT LIFE   PERCENTAGE OF THE WPB VALUE ON THE
       WPB PAYMENTS) ON THE WPB DATE                    WPB DATE
  ---------------------------------------- -----------------------------------
                 60 to 73                                  5%
                 74 to 80                                  6%

WHO IS CONSIDERED A COVERED PERSON(S)?

For single life WPB Payments and:
o solely owned Contracts, the Covered Person is the Owner.
o Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered Person subject to the age restrictions stated above.

NOTE FOR JOINT OWNERS ELECTING SINGLE LIFE WPB PAYMENTS: If the Joint Owners are not spouses, WPB Payments will stop with the death of any Owner. If the Joint Owners are spouses, WPB Payments will stop with the death of any Owner unless the surviving spouse Joint Owner is the Covered Person and they elect to continue the Contract. THIS MEANS THAT IF YOU ELECT SINGLE LIFE WPB PAYMENTS ON A JOINTLY OWNED CONTRACT, WPB PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

For joint life WPB Payments and:
o Non-Qualified Contracts, spouses must be Joint Owners, or Annuitant and sole primary Beneficiary if the Contract is owned by a non-individual.
o Qualified Contracts, one spouse must be the Owner (or Annuitant if the Contract is owned by a non-individual*) and the other spouse must be the sole primary Beneficiary.
* Joint life WPB Payments may not be available for some Contracts that are owned by a non-individual.

You cannot add or change Covered Persons after you exercise the WPB. If you elect joint life WPB Payments and subsequently remove a Covered Person from the Contract, the WPB Payment amount will not change but we will change the payment type to single life WPB Payments.

                                                      PRO-009-0506   Page 1 of 2


HOW LONG WILL I RECEIVE WPB PAYMENTS?

Once you exercise the WPB, you cannot elect to stop your WPB Payments except by taking Excess Withdrawals, Partial Annuitizations or switching your WPB Payments to Annuity Payments. If you do not stop your payments, WPB Payments will continue until the WPB terminates, even if there is no Contract Value remaining in the WPB Portion. If you take no Excess Withdrawals and/or Partial Annuitizations while the WPB is in effect, WPB Payments will continue until the death of the following:

o For single life WPB Payments where the Contract is solely owned or owned by a non-individual, WPB Payments stop with the death of the Covered Person.
o For single life WPB Payments where the Contract is jointly owned and the Joint Owners are not spouses, WPB Payments stop with the death of any Joint Owner.
o For single life WPB Payments where the Contract is jointly owned by spouses, WPB Payments stop with the death of any Joint Owner unless the surviving spouse is the Covered Person and they elect to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, WPB Payments will stop with the death of the Covered Person.
o For joint life WPB Payments, WPB Payments stop with the deaths of both Covered Persons. Upon the death of an Owner* who is also a Covered Person, if the surviving spouse elects to continue the Contract they have the option of continuing joint life WPB Payments at 100% of the amount that we were paying when both Covered Persons were alive. However, if an Owner* dies and the surviving spouse elects to receive the death benefit, WPB Payments will stop.
    * Or the Annuitant if the Contract is owned by a non-individual.

WHEN WILL THE WPB TERMINATE?

The WPB will terminate upon the earliest of the following:
o The Business Day you take an Excess Withdrawal of the entire Contract Value (if you take Excess Withdrawal and/or Partial Annuitizations that reduce WPB Payments to a level where we are unable to structure the WPB Payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value).
o   The Business Day before the Income Date that you take a Full Annuitization.
o   Contract termination.
o For single life WPB Payments where the Contract is solely owned or owned by a non-individual, the death of the Covered Person.
o For single life WPB Payments where the Contract is jointly owned and the Joint Owners are not spouses, the death of any Joint Owner.
o For single life WPB Payments where the Contract is jointly owned by spouses, the death of any Joint Owner unless the surviving spouse is the Covered Person and they elect to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, the WPB will terminate with the death of the Covered Person.
o For joint life WPB Payments, the deaths of both Covered Persons. However, if an Owner dies (or the Annuitant if the Contract is owned by a non-individual) and the surviving spouse elects to receive the death benefit, the WPB Payment will terminate.

There are no other changes to the information regarding the WPB and WPB Payments that appears in the prospectus.

THE INITIAL ANNUAL LIB PAYMENT

We will no longer use two separate tables to calculate the initial annual LIB Payment. The following table replaces the two tables that appear on the bottom of page 37 in the prospectus.

    The initial annual LIB Payment is equal to a percentage of the initial LIB value based on the age of the Annuitant(s) as follows:

                                                  INITIAL ANNUAL LIB PAYMENT AS
     AGE OF THE ANNUITANT, OR YOUNGER JOINT       A PERCENTAGE OF THE LIB VALUE
          ANNUITANT* ON THE INCOME DATE                ON THE INCOME DATE
     ----------------------------------------    -------------------------------
     ----------------------------------------    -------------------------------
                    60 to 64                                  4.5%
                    65 to 73                                  5.0%
                    74 to 76                                  6.0%
                    77 to 79                                  7.0%
                       80                                     8.0%

     * Joint Annuitants are only permitted if you take one single Full Annuitization.

There are no other changes to the information regarding the LIB and LIB Payments that appears in the prospectus.


                                                      PRO-009-0506   Page 2 of 2